Property and Equipment Net - Schedule of Property, Plant and Equipment (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Construction in progress - machinery and equipment		$ 625,475	$ 495,985
Construction in progress - buildings			121,939
Buildings (10 year useful life)		121,939
less: accumulated depreciation		(12,194)	0
Total	$ 892,409	$ 735,220	$ 617,924